Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2015
Non-controlling interests.
Summary of non controlling interests
	As of December 31, 2014	As of December 31, 2015
	(In thousands)
Weibo	$257,244	$299,824
Others	18,254	11,572

Total	$275,498	$311,396